                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2001
                                                ----------------------

Check here if Amendment [  ]; Amendment Number:
                                                ----

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               St. Denis J. Villere & Co.
                  -----------------------------------------------

Address:            210 Baronne Street Suite 808
                  -----------------------------------------------
                    New Orleans, LA 70112
                  -----------------------------------------------

                  -----------------------------------------------

13F File Number:  28-  774
                     ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              George V. Young
                  -----------------------------------------------

Title:              Partner
                  -----------------------------------------------

Phone:             (504) 525-0808
                  -----------------------------------------------

Signature, Place, and Date of Signing:

/s/ GEORGE V. YOUNG                       New Orleans, LA             5/9/01
--------------------------------     ----------------------------    ----------
          [Signature]                       [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                         ---------------

Form 13F Information Table Entry Total:            122
                                         ---------------

Form 13F Information Table Value Total:  $     729,288
                                         ---------------
                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                            St. Denis J. Villere Co.
                                    FORM 13F
                                 March 31, 2001

        COLUMN 1             COLUMN 2         COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  ----------------    --------  --------   ------------------  ----------  --------  --------------------
                                                         VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS       CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  ----------------    --------  --------   -------  ---  ----  ----------  --------  --------------------
OFFSHORE LOGISTICS INC    SUB NT CONV 6%03  676255 AF 9   3,578   3,125,000 PRN           OTHER                   3,125,000
FRIEDE GOLDMAN
  HALTER INC              SR SB NTCV4.5%04  358430 AA 4      85     250,000 PRN           OTHER                     250,000
SCP POOL CORP             COM               784028 10 2  94,135   2,896,467 Sh            OTHER                   2,896,467
O CHARLEYS INC            COM               670823 10 3  42,482   2,028,975 Sh            OTHER                   2,028,975
HENRY JACK & ASSOC INC    COM               426281 10 1  39,228   1,656,050 Sh            OTHER                   1,656,050
LUMINEX CORP DEL          COM               55027E 10 2  34,607   1,876,995 Sh            OTHER                   1,876,995
STONE ENERGY CORP         COM               861642 10 6  32,684     663,365 Sh            OTHER                     663,365
OPTIMAL ROBOTICS CORP     CL A NEW          68388R 20 8  32,538   1,248,450 Sh            OTHER                   1,248,450
LEGGETT & PLATT INC       COM               524660 10 7  26,132   1,358,926 Sh            OTHER                   1,358,926
STEWART ENTERPRISES INC   CL A              860370 10 5  24,126   4,855,518 Sh            OTHER                   4,855,518
WELLS FARGO & CO NEW      COM               949746 10 1  24,035     485,840 Sh            OTHER                     485,840
KANSAS CITY SOUTHN
  INDS INC                COM NEW           485170 30 2  20,465   1,441,200 Sh            OTHER                   1,441,200
EXXON MOBIL CORP          COM               30231G 10 2  20,201     249,393 Sh            OTHER                     249,393
BLOCK H&R INC             COM               093671 10 5  20,030     400,126 Sh            OTHER                     400,126
GENERAL ELEC CO           COM               369604 10 3  19,662     469,702 Sh            OTHER                     469,702
GULF ISLAND
  FABRICATION INC         COM               402307 10 2  17,493     920,700 Sh            OTHER                     920,700
HANCOCK HLDG CO           COM               410120 10 9  16,136     371,484 Sh            OTHER                     371,484
TIDEWATER INC             COM               886423 10 2  14,950     330,750 Sh            OTHER                     330,750
BANK ONE CORP             COM               06423A 10 3  14,516     401,220 Sh            OTHER                     401,220
INSITUFORM
  TECHNOLOGIES INC        CL A              457667 10 3  12,597     386,100 Sh            OTHER                     386,100
SOLECTRON CORP            COM               834182 10 7  11,855     623,600 Sh            OTHER                     623,600
BRISTOL MYERS SQUIBB CO   COM               110122 10 8   9,514     160,166 Sh            OTHER                     160,166
RIVIANA FOODS INC         COM               769536 10 3   8,690     543,122 Sh            OTHER                     543,122
ADELPHIA COMMUNICATIONS
  CORP                    CL A              006848 10 5   7,947     196,220 Sh            OTHER                     196,220
CERNER CORP               COM               156782 10 4   7,709     225,091 Sh            OTHER                     225,091
3-D SYS CORP DEL          COM NEW           88554D 20 5   7,519     733,580 Sh            OTHER                     733,580
UNION PLANTERS CORP       COM               908068 10 9   6,707     174,248 Sh            OTHER                     174,248
FED NATL MTG ASSN         COM               313586 10 9   6,279      78,879 Sh            OTHER                      78,879
PROFESSIONAL
  DETAILING INC           COM               74312N 10 7   5,698      92,300 Sh            OTHER                      92,300
OFFSHORE LOGISTICS INC    COM               676255 10 2   5,369     216,400 Sh            OTHER                     216,400
COCA COLA CO              COM               191216 10 0   5,006     110,844 Sh            OTHER                     110,844
AMERICAN ITALIAN PASTA CO CL A              027070 10 1  48,000     150,000 Sh            OTHER                     150,000
MERCK & CO INC            COM               589331 10 7   4,799      63,232 Sh            OTHER                      63,232
WHITNEY HLDG CORP         COM               966612 10 3   4,692     118,606 Sh            OTHER                     118,606
BANK OF AMERICA
  CORPORATION             COM               060505 10 4   4,448      81,236 Sh            OTHER                      81,236
PEOPLES FINL CORP MISS    COM               71103B 10 2   3,142     171,000 Sh            OTHER                     171,000
HOME DEPOT INC            COM               437076 10 2   3,052      70,822 Sh            OTHER                      70,822
BP AMOCO PLC              SPONSORED ADR     055622 10 4   3,015      60,761 Sh            OTHER                      60,761
ST PAUL COS INC           COM               792860 10 8   2,927      66,450 Sh            OTHER                      66,450
PEGASUS SOLUTIONS INC     COM               705906 10 5   2,874     322,650 Sh            OTHER                     322,650
CHEVRON CORPORATION       COM               166751 10 7   2,832      32,256 Sh            OTHER                      32,256
AMSOUTH BANCORPORATION    COM               032165 10 2   2,761     164,247 Sh            OTHER                     164,247

                            St. Denis J. Villere Co.
                                    FORM 13F
                                 March 31, 2001

SCHLUMBERGER LTD          COM               806857 10 8   2,445      42,438 Sh            OTHER                      42,438
VIACOM INC                CL B              925524 30 8   2,420      55,046 Sh            OTHER                      55,046
ROYAL DUTCH PETE CO       N Y REG GLD1.25   780257 80 4   2,342      42,245 Sh            OTHER                      42,245
QUINTILES TRANSNATIONAL
  CORP                    COM               748767 10 0   1,877      99,440 Sh            OTHER                      99,440
SCOTTS CO                 CL A              810186 10 6   1,876      49,300 Sh            OTHER                      49,300
KEYCORP NEW               COM               493267 10 8   1,620      62,800 Sh            OTHER                      62,800
ROWAN COS INC             COM               779382 10 0   1,609      58,500 Sh            OTHER                      58,500
COLGATE PALMOLIVE CO      COM               194162 10 3   1,530      27,685 Sh            OTHER                      27,685
VITECH AMER INC           COM               928489 10 3   1,530   1,748,236 Sh            OTHER                   1,748,236
WALGREEN CO               COM               931422 10 9   1,485      36,400 Sh            OTHER                      36,400
LAYNE CHRISTENSEN CO      COM               521050 10 4   1,480     253,200 Sh            OTHER                     253,200
MCDONALDS CORP            COM               580135 10 1   1,452      54,696 Sh            OTHER                      54,696
HIBERNIA CORP             CL A              428656 10 2   1,270      90,942 Sh            OTHER                      90,942
PFIZER INC                COM               717081 10 3   1,137      27,773 Sh            OTHER                      27,773
DISNEY WALT CO            COM DISNEY        254687 10 6   1,090      38,100 Sh            OTHER                      38,100
BELLSOUTH CORP            COM               079860 10 2   1,050      25,666 Sh            OTHER                      25,666
JOHNSON & JOHNSON         COM               478160 10 4   1,046      11,964 Sh            OTHER                      11,964
MARINE DRILLING COS INC   COM PAR $0.01     568240 20 4     970      36,400 Sh            OTHER                      36,400
PEPSICO INC               COM               713448 10 8     946      21,515 Sh            OTHER                      21,515
PHILIP MORRIS COS INC     COM               718154 10 7     917      19,326 Sh            OTHER                      19,326
LINCARE HLDGS INC         COM               532791 10 0     893      16,865 Sh            OTHER                      16,865
PANAMERICAN BEVERAGES INC CL A              P74823 10 8     862      49,100 Sh            OTHER                      49,100
AOL TIME WARNER INC       COM               00184A 10 5     846      21,080 Sh            OTHER                      21,080
MCMORAN EXPLORATION CO    COM               582411 10 4     795      56,600 Sh            OTHER                      56,600
BIO-RAD LABS INC          CL A              090572 20 7     792      22,000 Sh            OTHER                      22,000
AMERICAN EXPRESS CO       COM               025816 10 9     681      16,500 Sh            OTHER                      16,500
LAMAR CAPITAL CORP        COM               51282P 10 6     680      62,500 Sh            OTHER                      62,500
ALLSTATE CORP             COM               020002 10 1     670      15,964 Sh            OTHER                      15,964
MORGAN STANLEY DEAN
  WITTER & CO             COM NEW           617446 44 8     659      12,310 Sh            OTHER                      12,310
WAL MART STORES INC       COM               931142 10 3     636      12,600 Sh            OTHER                      12,600
INTERNATIONAL BUSINESS
  MACHS                   COM               459200 10 1     629       6,535 Sh            OTHER                       6,535
MARSH MCLENNAN COS INC    COM               571748 10 2     627       6,600 Sh            OTHER                       6,600
AMERICAN GENERAL CORP     COM               026351 10 6     566      14,800 Sh            OTHER                      14,800
AMERICAN HOME PRODS CORP  COM               026609 10 7     562       9,558 Sh            OTHER                       9,558
WORLDCOM INC GA NEW       COM               98157D 10 6     535      28,620 Sh            OTHER                      28,620
ANADARKO PETE CORP        COM               032511 10 7     534       8,504 Sh            OTHER                       8,504
VERIZON COMMUNICATIONS    COM               92343V 10 4     528      10,718 Sh            OTHER                      10,718
UNILEVER N V              N Y SHS NEW       904784 70 9     522       9,916 Sh            OTHER                       9,916
DUPONT EI DE NEMOURS & CO COM               263534 10 9     512      12,580 Sh            OTHER                      12,580
REMINGTON OIL & GAS CORP  COM               759594 30 2     504      36,500 Sh            OTHER                      36,500
INTEL CORP                COM               458140 10 0     503      19,108 Sh            OTHER                      19,108
CITIGROUP INC             COM               172967 10 1     485      10,793 Sh            OTHER                      10,793
SOUTH ALA BANCORPORATION  COM               836234 10 4     476      31,737 Sh            OTHER                      31,737
EXODUS COMMUNICATIONS INC COM               302088 10 9     455      42,300 Sh            OTHER                      42,300
SONIC INNOVATIONS INC     COM               83545M 10 9     446     110,000 Sh            OTHER                     110,000
NEWPARK RES INC.          COM PAR $0.01 NEW 651718 50 4     429      47,700 Sh            OTHER                      47,700

                            St. Denis J. Villere Co.
                                    FORM 13F
                                 March 31, 2001


BAXTER INTL INC           COM               071813 10 9     414       4,400 Sh            OTHER                       4,400
STERLING BANCSHARES INC   COM               858907 10 8     410      23,400 Sh            OTHER                      23,400
BURLINGTON RES INC        COM               122014 10 3     392       8,769 Sh            OTHER                       8,769
WACHOVIA CORP             COM               929771 10 3     360       5,980 Sh            OTHER                       5,980
ABBOTT LABS               COM               002824 10 0     340       7,200 Sh            OTHER                       7,200
GRAINGER WW INC           COM               384802 10 4     339      10,000 Sh            OTHER                      10,000
MAY DEPT STORES CO        COM               577778 10 3     324       9,132 Sh            OTHER                       9,132
SEARS ROEBUCK & CO        COM               812387 10 8     324       9,174 Sh            OTHER                       9,174
VELCRO INDS NV            COM               922571 10 4     323      31,470 Sh            OTHER                      31,470
MICROSOFT CORP            COM               594918 10 4     317       5,800 Sh            OTHER                       5,800
PNC FINL SVCS GROUP INC   COM               693475 10 5     312       4,602 Sh            OTHER                       4,602
DEVELOPERS DIVERSIFIED
  RLTY CO                 COM               251591 10 3     312      21,200 Sh            OTHER                      21,200
RALSTON PURINA CO         COM               751277 30 2     312      10,000 Sh            OTHER                      10,000
PROCTER & GAMBLE CO       COM               742718 10 9     307       4,900 Sh            OTHER                       4,900
UNION PAC CORP            COM               907818 10 8     306       5,439 Sh            OTHER                       5,439
INPUT/OUTPUT INC          COM               457652 10 5     304      32,500 Sh            OTHER                      32,500
VINTAGE PETE INC          COM               927460 10 5     285      14,000 Sh            OTHER                      14,000
DELL COMPUTER CORP        COM               247025 10 9     283      11,000 Sh            OTHER                      11,000
SCHERING PLOUGH CORP      COM               806605 10 1     281       7,700 Sh            OTHER                       7,700
MCLEODUSA INC             CL A              582266 10 2     273      31,390 Sh            OTHER                      31,390
FIRST DATA CORP           COM               319963 10 4     256       4,288 Sh            OTHER                       4,288
DE BEERS CONS MINES LTD   ADR DEFD          240253 30 2     231       6,000 Sh            OTHER                       6,000
ANHEUSER BUSCH COS INC    COM               035229 10 3     214       4,656 Sh            OTHER                       4,656
TEXACO INC                COM               881694 10 3     209       3,148 Sh            OTHER                       3,148
MINNESOTA MNG & MFG CO    COM               604059 10 5     208       2,000 Sh            OTHER                       2,000
SNB BANCSHARES INC        COM               784605 10 7     203      15,000 Sh            OTHER                      15,000
TRI CONTL CORP            COM               895436 10 3     201       9,736 Sh            OTHER                       9,736
BROADWING INC             COM               111620 10 0     199      10,400 Sh            OTHER                      10,400
ALLIED RISER
  COMMUNICATIONS CP       COM               019496 10 8     175     109,500 Sh            OTHER                     109,500
CISCO SYS INC             COM               17275R 10 2     159      10,076 Sh            OTHER                      10,076
WAYPOINT FINL CORP        COM               946756 10 3     138      13,000 Sh            OTHER                      13,000
VERSO TECHNOLOGIES INC    COM               925317 10 9      75     100,000 Sh            OTHER                     100,000
PSS WORLD MED INC         COM               69366A 10 0      45      10,000 Sh            OTHER                      10,000
RENTECH INC               COM               760112 10 2      23      15,000 Sh            OTHER                      15,000

                                                        729,288  33,935,991
